Members' Equity (Details) - Class A Units [Member]	9 Months Ended
Sep. 30, 2016 USD ($) shares
BALANCE, December 31, 2015 | $	$ 38,608
Acquisition of El Toro	64,387
February Bridge Notes	16,791
July Senior Bridge Note extension	3,359
July Senior Bridge Note	5,000
September Bridge Note	3,750
BALANCE, September 30, 2016 | $	$ 142,787